UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
                            Form 13F
                       FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.): [ ] is a restatement.
                            [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:     Lingold Associates LLC

Address:  500 Fifth Avenue, 50th Floor
          New York, NY  10110

Form 13F File Number: 028-10921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Michael F. Moran

Title:    Chief Compliance Officer

Phone:    (212) 391-8960

Signature, Place, and Date of Signing:

Michael F. Moran    New York, NY 10110  August 4, 2006

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number Name
028-10921

FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included

Managers: NONE



Form 13F Information Table Entry

Total: 34



Form 13F Information Table Value
Total: 161167(thousands)
List of Other Included Managers: NONE

                                                           FORM 13F INFORMATION TABLE

                                                           VALUE     SHRS OR    SH/ INVESTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS      Cusip        (X$1000)  PRN AMT    PRN DISCRETN   MANAGERS   SOLE     SHARED  NONE
----------------------    ---------------     ------------ --------  ----------
ALCOA                     COM                    013817101       7367227650     SH        SOLE               227650
ALLSTATE                  COM                    020002101       504392150      SH        SOLE                92150
AMERICAN INDEPENDENC      COM                    026760405       1751142500     SH        SOLE               142500
AMGEN                     COM                    031162100       370256750      SH        SOLE                56750
BED BATH BEYOND           COM                    075896100       6282189380     SH        SOLE               189380
BIOMET                    COM                    090613100       5548177300     SH        SOLE               177300
CBS Cl B                  CL B                    124857202      3919144875     SH        SOLE               144875
CEMEX                     SPON ADR 5 ORD          151290889       3636373       SH        SOLE                 6373
CISCO                     COM                    17275R102       6975357150     SH        SOLE               357150
EBAY                      COM                     278642103      3840131100     SH        SOLE               131100
FIFTH THIRD BANC          COM                     316773100      4620125041     SH        SOLE               125041
GEN AMER INVS             COM                     368802104      5088140938     SH        SOLE               140938
GENERAL ELECTRIC          COM                     369604103      4842146900     SH        SOLE               146900
HOME DEPOT                COM                     437076102      5993167450     SH        SOLE               167450
ILLINOIS TOOL WKS         COM                     452308109      6455135898     SH        SOLE               135898
INDEPENDENCE HLDG         COM                     453440307      149366600      SH        SOLE                66600
INTEL CORP                COM                     458140100      5882309600     SH        SOLE               309600
INTERPUBLIC GRP           COM                     460690100      2770331709     SH        SOLE               331709
JOHNSON & JOHNSON         COM                     478160104      554492525      SH        SOLE                92525
JP MORGAN CHASE           COM                    46625H100       7187171130     SH        SOLE               171130
NORTH FORK BANC           COM                     659424105      7336243152     SH        SOLE               243152
PFIZER INC                COM                     717081103      4895208550     SH        SOLE               208550
POGO PRODUCING            COM                     730448107      346775200      SH        SOLE                75200
REGENERON                 COM                    75886F107       2803218654     SH        SOLE               218654
REPUBLIC SERVICES         COM                     760759100       2025000       SH        SOLE                 5000
SCHERING-PLOUGH           COM                     806605101      5152270749     SH        SOLE               270749
TEMPLE-INLAND             COM                     879868107      5427126582     SH        SOLE               126582
TIME WARNER               COM                     887317105      4977287701     SH        SOLE               287701
TOYOTA MOTOR              SP ADR REP2COM          892331307      651162250      SH        SOLE                62250
TYCO INT'L                COM                     902124106      7342266974     SH        SOLE               266974
VIACOM CL B               CL B                   92553P201       3866107875     SH        SOLE               107875
WEYERHAUSER               COM                     962166104      604197050      SH        SOLE                97050
WHITE MOUNTAINS           COM                    G9618E107       47199690       SH        SOLE                 9690
WINNEBAGO                 COM                     974637100      3765121300     SH        SOLE               121300
